Note 11 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 41,567
2026	8,647
2027	1,060,410
2028	2,397
2029 and thereafter	$ 185,689